Share-based payments - Additional Information (Details) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2021 $ / shares	Mar. 31, 2024 shares item employee	Jun. 30, 2024 USD ($) shares employee director	Jun. 30, 2023 USD ($)	Dec. 31, 2023 shares item USD ($) employee director
Share-based payments
Amount of share based payment | $			$ 318	$ 657
Number Of employee exercise option | employee			1		11
Number of Directors | director			1
Employee
Share-based payments
Number of employees left | employee					2
Modification of complex options
Share-based payments
Option term					10 years
Equity value (Percentage)			100.00%
Strike (exercise) price, US$ | $ / shares	$ 0.00
Number of share options exercised in share based payment arrangement		14,716
Number Of employee exercise option | employee		1	0		1
Number of tranches exercised | item		1
Modification of complex options | Share-based payment arrangement, Tranche One | Employee
Share-based payments
Number of tranches exercised | item					2
Modified complex options
Share-based payments
Number of share options exercised in share based payment arrangement					22,073
Number of share options forfeited in share-based payment arrangement					183,942
ESOP options
Share-based payments
Number of share options exercised in share based payment arrangement			3,409
Number of share options forfeited in share-based payment arrangement			25,000
ESOP options | Employee
Share-based payments
Number of share options exercised in share based payment arrangement			0		0
ESOP options | Share-based payment arrangement, Tranche One
Share-based payments
Number of share options exercised in share based payment arrangement			3,409		19,909
Number of share options forfeited in share-based payment arrangement			25,000		20,000
ESOP options | Share-based payment arrangement, Tranche One | Director
Share-based payments
Number of Directors | director					1
Performance Based Options
Share-based payments
Cancelled					58,861
Number of share options exercised in share based payment arrangement					22,073
Number of tranches exercised | $					2